Financial assets and liabilities at fair value - Financial assets & liabilities reported at fair value in fair value hierarchy (Details) - SEK (kr) kr in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about financial instruments
Financial assets at fair value	kr 331,720	kr 330,710
Financial liabilities at fair value	310,253	313,433
Debt securities issued
Disclosure of detailed information about financial instruments
Financial liabilities at fair value	280,294	274,552
Debt securities issued | Level 3
Disclosure of detailed information about financial instruments
Financial liabilities at fair value	32,555	41,198	kr 43,752
Derivatives
Disclosure of detailed information about financial instruments
Financial liabilities at fair value	14,729	25,395
Financial liabilities at fair value through profit or loss
Disclosure of detailed information about financial instruments
Financial liabilities at fair value	54,045	72,783
Financial liabilities at fair value through profit or loss | Level 2
Disclosure of detailed information about financial instruments
Financial liabilities at fair value	18,967	29,744
Financial liabilities at fair value through profit or loss | Level 3
Disclosure of detailed information about financial instruments
Financial liabilities at fair value	35,078	43,039
Financial liabilities at fair value through profit or loss | Debt securities issued
Disclosure of detailed information about financial instruments
Financial liabilities at fair value	39,316	47,388
Financial liabilities at fair value through profit or loss | Debt securities issued | Level 2
Disclosure of detailed information about financial instruments
Financial liabilities at fair value	6,761	6,190
Financial liabilities at fair value through profit or loss | Debt securities issued | Level 3
Disclosure of detailed information about financial instruments
Financial liabilities at fair value	32,555	41,198
Financial liabilities at fair value through profit or loss | Derivatives
Disclosure of detailed information about financial instruments
Financial liabilities at fair value	14,729	25,395
Financial liabilities at fair value through profit or loss | Derivatives | Level 2
Disclosure of detailed information about financial instruments
Financial liabilities at fair value	12,206	23,554
Financial liabilities at fair value through profit or loss | Derivatives | Level 3
Disclosure of detailed information about financial instruments
Financial liabilities at fair value	2,523	1,841
Financial assets at fair value through profit or loss.
Disclosure of detailed information about financial instruments
Financial assets at fair value	65,172	63,380
Financial assets at fair value through profit or loss. | Level 1
Disclosure of detailed information about financial instruments
Financial assets at fair value	32,187	33,582
Financial assets at fair value through profit or loss. | Level 2
Disclosure of detailed information about financial instruments
Financial assets at fair value	32,499	28,220
Financial assets at fair value through profit or loss. | Level 3
Disclosure of detailed information about financial instruments
Financial assets at fair value	486	1,578
Treasuries/government bonds
Disclosure of detailed information about financial instruments
Financial assets at fair value	10,872	22,266
Treasuries/government bonds | Financial assets at fair value through profit or loss.
Disclosure of detailed information about financial instruments
Financial assets at fair value	10,872	22,266
Treasuries/government bonds | Financial assets at fair value through profit or loss. | Level 1
Disclosure of detailed information about financial instruments
Financial assets at fair value	5,638	14,169
Treasuries/government bonds | Financial assets at fair value through profit or loss. | Level 2
Disclosure of detailed information about financial instruments
Financial assets at fair value	5,234	8,097
Other interest-bearing securities except loans
Disclosure of detailed information about financial instruments
Financial assets at fair value	45,881	33,551
Other interest-bearing securities except loans | Financial assets at fair value through profit or loss.
Disclosure of detailed information about financial instruments
Financial assets at fair value	45,881	33,551
Other interest-bearing securities except loans | Financial assets at fair value through profit or loss. | Level 1
Disclosure of detailed information about financial instruments
Financial assets at fair value	26,549	19,413
Other interest-bearing securities except loans | Financial assets at fair value through profit or loss. | Level 2
Disclosure of detailed information about financial instruments
Financial assets at fair value	19,332	14,138
Derivatives
Disclosure of detailed information about financial instruments
Financial assets at fair value	8,419	7,563
Derivatives | Financial assets at fair value through profit or loss.
Disclosure of detailed information about financial instruments
Financial assets at fair value	8,419	7,563
Derivatives | Financial assets at fair value through profit or loss. | Level 2
Disclosure of detailed information about financial instruments
Financial assets at fair value	7,933	5,985
Derivatives | Financial assets at fair value through profit or loss. | Level 3
Disclosure of detailed information about financial instruments
Financial assets at fair value	kr 486	kr 1,578